SHARE BASED COMPENSATION EXPENSES - Stock option activity (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands	$ / shares shares	CNY (¥) shares
Shares
Outstanding at the beginning | shares	16,447,636
Granted | shares	3,260,697
Exercised | shares	(12,011,093)
Forfeited | shares	(506,183)
Outstanding at the end | shares	7,191,057
Vested and expected to be vested at the end | shares		7,191,057
Exercisable at the end | shares		1,161,113
Weighted average exercise price
Outstanding at the beginning | $ / shares	$ 1.2316
Granted | $ / shares	3.6414
Exercised | $ / shares	0.3329
Forfeited | $ / shares	3.698
Outstanding at the end | $ / shares	3.6518
Vested and expected to be vested at the end | $ / shares	3.6518
Exercisable at the end | $ / shares	$ 2.67
Additional disclosure
Weighted-average remaining contractual term, Outstanding	8 years 10 months 6 days
Weighted average remaining contractual term, Vested and expected to be vested at the end	8 years 10 months 6 days
Weighted average remaining contractual term, exercisable at the end	8 years 7 months 17 days
Aggregate intrinsic value, Outstanding | ¥		¥ 406,622
Aggregate intrinsic value, Vested and expected to be vested at the end | ¥		406,622
Aggregate intrinsic value, Exercisable at the end | ¥		¥ 73,125